Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Apr. 01, 2020
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund III
CIK	dei_EntityCentralIndexKey	0001424212
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Apr. 01, 2020
Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2020
Prospectus Date	rr_ProspectusDate	Apr. 01, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A